OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future minimum rental payments under non-cancellable operating leases
The minimum contractual future revenues to be received on time charters as of December 31, 2013, were as follows:

Year ending December 31, (in thousands of $)	Total
2014	351,888
2015	352,154
2016	340,567
2017	337,040
2018	212,290
2019 and later	789,524
Total	2,383,463	(1)
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(1) This includes revenues from Golar relating to the Option Agreement entered into in connection with the acquisition of the Golar Grand in November 2012. In the event the current charterer does not renew or extend its charter beyond 2015, we have the option to require Golar to charter the vessel through to October 2017.